Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 44.3
2019	44.3
2020	44.2
2021	43.7
2022	41.7
Thereafter	28.3
Estimated future amortization expense	$ 246.5